Victory Integrity Small Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Class A Shares Class R6 Shares Class Y Shares [Member] | Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Class A Shares Class R6 Shares Class Y Shares [Member] | Russell 2500™ Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	8.44%		7.81%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	8.50%		7.30%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	10.12%	8.20%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	10.06%		8.21%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	8.50%		7.25%
Class A Shares Class R6 Shares Class Y Shares [Member] | Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	7.80%		6.54%

[1]	Inception date of Class R6 shares is March 3, 2015.